Short-Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2018 and 2017:

	2018		2017
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short-term borrowing	$1,190	1.49%	$1,752	0.50%
Notes payable	—	—	—	—
Short-term line of credit	—	—	—	—
	$1,190	1.49%	$1,752	0.50%

	2018		2017
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	2.92%	$2	1.95%
Master notes and other short-term borrowing	1,638	1.00%	1,861	0.28%
Notes payable	—	—	6	5.81%
Short-term line of credit	—	—	275	3.58%
	$1,640	1.00%	$2,144	0.72%

	2018	2017
	(dollars in thousands)
Maximum month-end balance
Master notes and other short-term borrowing	2,006	2,448
Notes payable	—	12
Short-term line of credit	—	1,000